John Hancock
Lifestyle Blend Portfolios
Quarterly portfolio holdings 5/31/2024

Portfolios’ investments
LIFESTYLE BLEND AGGRESSIVE PORTFOLIO

As of 5-31-24 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 58.4%
Equity - 57.8%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	14,289,023	$144,176,237
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	15,709,607	175,633,411
Fixed income - 0.6%
Bond, Class NAV, JHSB (MIM US) (B)	75,283	997,498
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	197,873	1,493,944
High Yield, Class NAV, JHBT (MIM US) (B)	249,494	745,987

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $293,325,816)		$323,047,077
UNAFFILIATED INVESTMENT COMPANIES - 40.0%
Equity - 40.0%
Fidelity Mid Cap Index Fund	2,401,834	76,018,034
Fidelity Small Cap Index Fund	1,691,675	43,509,890
Financial Select Sector SPDR Fund	117,631	4,898,155
iShares Global Infrastructure ETF	51,311	2,587,101
iShares MSCI Global Min Vol Factor ETF	81,149	8,474,390
Vanguard Dividend Appreciation ETF	35,535	6,428,282
Vanguard Energy ETF	74,883	9,776,724
Vanguard FTSE All World ex-US Small-Cap ETF	45,319	5,430,576
Vanguard FTSE Developed Markets ETF	117,271	5,947,985
Vanguard FTSE Emerging Markets ETF	291,330	12,550,496
Vanguard Global ex-U.S. Real Estate ETF	61,104	2,548,037
Vanguard Health Care ETF	25,411	6,669,117
Vanguard Information Technology ETF	8,127	4,344,775
Vanguard Materials ETF (C)	25,804	5,212,408
Vanguard Real Estate ETF	93,723	7,801,503
Vanguard S&P 500 ETF	39,001	18,900,665

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $188,842,236)		$221,098,138
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (D)(E)	11,471	0
ICA Gruppen AB (D)(E)	493	0
Health care - 0.0%
NMC Health PLC (D)(E)	360	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (D)(E)(F)	9,174	27,716
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (D)(E)	46,457	1,277

TOTAL COMMON STOCKS (Cost $11,582)		$28,993
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 1.6%
U.S. Government - 1.6%
U.S. Treasury STRIPS, PO, 4.488%, 02/15/2054	$1,781,000	474,093
U.S. Treasury STRIPS, PO, 4.519%, 11/15/2052	8,414,500	2,348,433
LIFESTYLE BLEND AGGRESSIVE PORTFOLIO (continued)

	Shares or Principal Amount	Value
U.S. Government - (continued)
U.S. Treasury STRIPS, PO, 4.614%, 08/15/2051	10,959,200	$3,155,000
U.S. Treasury STRIPS, PO, 4.650%, 05/15/2050	8,990,400	2,716,640

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $10,453,256)		$8,694,166
SHORT-TERM INVESTMENTS - 0.1%
Short-term funds - 0.1%
John Hancock Collateral Trust, 5.2280% (G)(H)	59,155	591,353

TOTAL SHORT-TERM INVESTMENTS (Cost $591,306)		$591,353
Total investments (Cost $493,224,196) - 100.1%		$553,459,727
Other assets and liabilities, net - (0.1%)		(315,178)
TOTAL NET ASSETS - 100.0%		$553,144,549
LIFESTYLE BLEND GROWTH PORTFOLIO

As of 5-31-24 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 53.7%
Equity - 46.2%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	24,924,310	$251,486,289
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	28,242,968	315,756,386
Fixed income - 7.5%
Bond, Class NAV, JHSB (MIM US) (B)	3,662,636	48,529,933
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	3,698,098	27,920,642
High Yield, Class NAV, JHBT (MIM US) (B)	5,132,165	15,345,173

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $606,165,337)		$659,038,423
UNAFFILIATED INVESTMENT COMPANIES - 42.7%
Equity - 36.3%
Fidelity Mid Cap Index Fund	4,291,025	135,810,947
Fidelity Small Cap Index Fund	3,086,297	79,379,558
Financial Select Sector SPDR Fund	233,082	9,705,534
iShares Global Infrastructure ETF	91,682	4,622,606
iShares MSCI Global Min Vol Factor ETF	411,636	42,987,147
Vanguard Dividend Appreciation ETF	167,869	30,367,502
Vanguard Energy ETF	133,282	17,401,298
Vanguard FTSE All World ex-US Small-Cap ETF	51,591	6,182,150
Vanguard FTSE Developed Markets ETF	228,428	11,585,868
Vanguard FTSE Emerging Markets ETF	596,328	25,689,810
Vanguard Global ex-U.S. Real Estate ETF	109,496	4,565,983
Vanguard Health Care ETF	50,926	13,365,529
Vanguard Information Technology ETF	15,732	8,410,485
Vanguard Materials ETF	45,900	9,271,800
Vanguard Real Estate ETF	167,493	13,942,117
Vanguard S&P 500 ETF	66,839	32,391,516
Fixed income - 6.4%
Invesco Senior Loan ETF	861,154	18,187,572
2	JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

LIFESTYLE BLEND GROWTH PORTFOLIO (continued)

	Shares or Principal Amount	Value
Fixed income - (continued)
Vanguard Short-Term Corporate Bond ETF	162,754	$12,553,216
Vanguard Total Bond Market ETF	677,754	48,554,297

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $455,408,506)		$524,974,935
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (D)(E)	19,400	0
ICA Gruppen AB (D)(E)	833	0
Health care - 0.0%
NMC Health PLC (D)(E)	609	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (D)(E)(F)	15,517	46,875
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (D)(E)	78,570	2,160

TOTAL COMMON STOCKS (Cost $19,587)		$49,035
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 3.5%
U.S. Government - 3.5%
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	$8,564,611	8,176,048
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	4,812,297	4,513,345
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	4,482,327	4,315,447
U.S. Treasury Inflation Protected Security, 2.125%, 04/15/2029	3,373,276	3,368,392
U.S. Treasury STRIPS, PO, 4.488%, 02/15/2054	4,919,000	1,309,414
U.S. Treasury STRIPS, PO, 4.519%, 11/15/2052	22,221,400	6,201,851
U.S. Treasury STRIPS, PO, 4.614%, 08/15/2051	28,147,400	8,103,242
U.S. Treasury STRIPS, PO, 4.650%, 05/15/2050	24,765,700	7,483,481

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $50,271,600)		$43,471,220
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 5.2280% (G)(I)	918	9,174

TOTAL SHORT-TERM INVESTMENTS (Cost $9,173)		$9,174
Total investments (Cost $1,111,874,203) - 99.9%		$1,227,542,787
Other assets and liabilities, net - 0.1%		953,364
TOTAL NET ASSETS - 100.0%		$1,228,496,151
LIFESTYLE BLEND BALANCED PORTFOLIO

As of 5-31-24 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 50.6%
Equity - 34.4%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	18,597,986	$187,653,676
LIFESTYLE BLEND BALANCED PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	21,506,560	$240,443,343
Fixed income - 16.2%
Bond, Class NAV, JHSB (MIM US) (B)	8,402,698	111,335,748
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	7,383,574	55,745,987
High Yield, Class NAV, JHBT (MIM US) (B)	11,639,266	34,801,405

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $588,190,944)		$629,980,159
UNAFFILIATED INVESTMENT COMPANIES - 43.2%
Equity - 28.3%
Fidelity Mid Cap Index Fund	3,177,359	100,563,427
Fidelity Small Cap Index Fund	2,341,544	60,224,517
Financial Select Sector SPDR Fund	207,343	8,633,763
iShares Global Infrastructure ETF	69,815	3,520,072
iShares MSCI Global Min Vol Factor ETF	476,106	49,719,750
Vanguard Dividend Appreciation ETF	191,839	34,703,675
Vanguard Energy ETF (C)	101,832	13,295,186
Vanguard FTSE Developed Markets ETF	151,205	7,669,118
Vanguard FTSE Emerging Markets ETF	414,954	17,876,218
Vanguard Global ex-U.S. Real Estate ETF	83,381	3,476,988
Vanguard Health Care ETF (C)	40,781	10,702,973
Vanguard Information Technology ETF	13,622	7,282,457
Vanguard Materials ETF (C)	34,967	7,063,334
Vanguard Real Estate ETF	127,589	10,620,508
Vanguard S&P 500 ETF	36,015	17,453,589
Fixed income - 14.9%
Invesco Senior Loan ETF	1,764,600	37,268,352
Vanguard Short-Term Bond ETF (C)	71,722	5,480,995
Vanguard Short-Term Corporate Bond ETF	397,250	30,639,893
Vanguard Total Bond Market ETF	1,554,810	111,386,589

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $484,022,091)		$537,581,404
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (D)(E)	14,022	0
ICA Gruppen AB (D)(E)	602	0
Health care - 0.0%
NMC Health PLC (D)(E)	440	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (D)(E)(F)	11,215	33,879
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (D)(E)	56,786	1,561

TOTAL COMMON STOCKS (Cost $14,156)		$35,440
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS	3

LIFESTYLE BLEND BALANCED PORTFOLIO (continued)

	Shares or Principal Amount	Value

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 6.2%
U.S. Government - 6.2%
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	$17,417,495	$16,627,292
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	9,783,964	9,176,160
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	9,115,297	8,775,929
U.S. Treasury Inflation Protected Security, 2.125%, 04/15/2029	6,983,297	6,973,185
U.S. Treasury STRIPS, PO, 4.488%, 02/15/2054	7,515,200	2,000,509
U.S. Treasury STRIPS, PO, 4.519%, 11/15/2052	34,006,300	9,490,941
U.S. Treasury STRIPS, PO, 4.614%, 08/15/2051	43,675,300	12,573,506
U.S. Treasury STRIPS, PO, 4.650%, 05/15/2050	37,731,000	11,401,220

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $89,197,006)		$77,018,742
SHORT-TERM INVESTMENTS - 0.4%
Short-term funds - 0.4%
John Hancock Collateral Trust, 5.2280% (G)(H)	491,711	4,915,489

TOTAL SHORT-TERM INVESTMENTS (Cost $4,915,110)		$4,915,489
Total investments (Cost $1,166,339,307) - 100.4%		$1,249,531,234
Other assets and liabilities, net - (0.4%)		(4,748,262)
TOTAL NET ASSETS - 100.0%		$1,244,782,972
LIFESTYLE BLEND MODERATE PORTFOLIO

As of 5-31-24 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 47.8%
Equity - 22.1%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	3,788,670	$38,227,678
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	4,346,258	48,591,165
Fixed income - 25.7%
Bond, Class NAV, JHSB (MIM US) (B)	4,538,029	60,128,884
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	3,245,025	24,499,936
High Yield, Class NAV, JHBT (MIM US) (B)	5,341,423	15,970,856

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $178,168,477)		$187,418,519
UNAFFILIATED INVESTMENT COMPANIES - 45.3%
Equity - 20.2%
Fidelity Mid Cap Index Fund	665,941	21,077,026
Fidelity Small Cap Index Fund	445,949	11,469,813
iShares Global Infrastructure ETF	14,670	739,661
iShares MSCI Global Min Vol Factor ETF	169,569	17,708,091
Vanguard Dividend Appreciation ETF	68,343	12,363,249
Vanguard Energy ETF (C)	21,477	2,804,037
Vanguard FTSE Developed Markets ETF	46,144	2,340,424
Vanguard FTSE Emerging Markets ETF	32,725	1,409,793
LIFESTYLE BLEND MODERATE PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Vanguard Global ex-U.S. Real Estate ETF	17,535	$731,210
Vanguard Materials ETF	7,332	1,481,064
Vanguard Real Estate ETF	26,788	2,229,833
Vanguard S&P 500 ETF	10,331	5,006,609
Fixed income - 25.1%
Invesco Senior Loan ETF	834,785	17,630,659
Vanguard Short-Term Bond ETF	34,003	2,598,509
Vanguard Short-Term Corporate Bond ETF	233,863	18,037,853
Vanguard Total Bond Market ETF	840,126	60,186,626

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $168,211,864)		$177,814,457
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (D)(E)	2,691	0
ICA Gruppen AB (D)(E)	116	0
Health care - 0.0%
NMC Health PLC (D)(E)	84	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (D)(E)(F)	2,149	6,491
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (D)(E)	10,897	300

TOTAL COMMON STOCKS (Cost $2,716)		$6,791
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 6.9%
U.S. Government - 6.9%
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	$8,217,278	7,844,473
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	4,615,766	4,329,023
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	4,300,660	4,140,544
U.S. Treasury Inflation Protected Security, 2.125%, 04/15/2029	3,313,712	3,308,914
U.S. Treasury STRIPS, PO, 4.488%, 02/15/2054	1,635,800	435,442
U.S. Treasury STRIPS, PO, 4.519%, 11/15/2052	7,071,600	1,973,638
U.S. Treasury STRIPS, PO, 4.614%, 08/15/2051	9,131,500	2,628,831
U.S. Treasury STRIPS, PO, 4.650%, 05/15/2050	7,900,200	2,387,213

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $29,630,108)		$27,048,078
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 5.2280% (G)(H)	21,402	213,949

TOTAL SHORT-TERM INVESTMENTS (Cost $213,956)		$213,949
Total investments (Cost $376,227,121) - 100.0%		$392,501,794
Other assets and liabilities, net - (0.0%)		(194,353)
TOTAL NET ASSETS - 100.0%		$392,307,441
4	JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

LIFESTYLE BLEND CONSERVATIVE PORTFOLIO

As of 5-31-24 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 44.0%
Equity - 9.0%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	1,227,875	$12,389,261
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	1,346,794	15,057,160
Fixed income - 35.0%
Bond, Class NAV, JHSB (MIM US) (B)	4,945,571	65,528,812
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	3,327,686	25,124,026
High Yield, Class NAV, JHBT (MIM US) (B)	5,506,839	16,465,449

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $131,461,244)		$134,564,708
UNAFFILIATED INVESTMENT COMPANIES - 47.5%
Equity - 12.6%
Fidelity Mid Cap Index Fund	264,809	8,381,210
Fidelity Small Cap Index Fund	212,557	5,466,966
iShares MSCI Global Min Vol Factor ETF	65,716	6,862,722
Vanguard Dividend Appreciation ETF	26,625	4,816,463
Vanguard FTSE Developed Markets ETF	69,679	3,534,119
Vanguard FTSE Emerging Markets ETF	35,307	1,521,026
Vanguard S&P 500 ETF	16,469	7,981,207
Fixed income - 34.9%
Invesco Senior Loan ETF	870,369	18,382,193
Vanguard Short-Term Bond ETF (C)	48,161	3,680,464
Vanguard Short-Term Corporate Bond ETF	246,451	19,008,766
Vanguard Total Bond Market ETF	915,594	65,593,152

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $143,310,399)		$145,228,288
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (D)(E)	955	0
ICA Gruppen AB (D)(E)	41	0
Health care - 0.0%
NMC Health PLC (D)(E)	30	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (D)(E)(F)	762	2,303
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (D)(E)	3,867	106

TOTAL COMMON STOCKS (Cost $965)		$2,409
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 8.5%
U.S. Government - 8.5%
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	$10,801,616	10,311,565
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	6,067,351	5,690,433
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	5,652,490	5,442,044
LIFESTYLE BLEND CONSERVATIVE PORTFOLIO (continued)

	Shares or Principal Amount	Value
U.S. Government - (continued)
U.S. Treasury Inflation Protected Security, 2.125%, 04/15/2029	4,376,284	$4,369,947

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $26,295,516)		$25,813,989
SHORT-TERM INVESTMENTS - 1.2%
Short-term funds - 1.2%
John Hancock Collateral Trust, 5.2280% (G)(H)	375,885	3,757,610

TOTAL SHORT-TERM INVESTMENTS (Cost $3,757,349)		$3,757,610
Total investments (Cost $304,825,473) - 101.2%		$309,367,004
Other assets and liabilities, net - (1.2%)		(3,714,302)
TOTAL NET ASSETS - 100.0%		$305,652,702
Percentages are based upon net assets.
Security Abbreviations and Legend
JHBT	John Hancock Bond Trust
JHF II	John Hancock Funds II
JHSB	John Hancock Sovereign Bond Fund
MIM US	Manulife Investment Management (US) LLC
PO	Principal-Only Security - (Principal Tranche of Stripped Security). Rate shown is the annualized yield on date of purchase.
STRIPS	Separate Trading of Registered Interest and Principal Securities
(A)	The underlying funds’ subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	All or a portion of this security is on loan as of 5-31-24.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	Non-income producing.
(F)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(G)	The rate shown is the annualized seven-day yield as of 5-31-24.
(H)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending.
(I)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS	5

Notes to Portfolios’ investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the portfolios use the following valuation techniques: Investments by the portfolios in underlying affiliated funds and other open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Equity securities, including exchange-traded funds or closed-end funds, held by the portfolios are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The portfolios use a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the portfolios’ investments as of May 31, 2024, by major security category or type:
	Total value at 5-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Lifestyle Blend Aggressive Portfolio
Investments in securities:
Assets
Affiliated investment companies	$323,047,077	$323,047,077	—	—
Unaffiliated investment companies	221,098,138	221,098,138	—	—
Common stocks	28,993	—	—	$28,993
U.S. Government and Agency obligations	8,694,166	—	$8,694,166	—
Short-term investments	591,353	591,353	—	—
Total investments in securities	$553,459,727	$544,736,568	$8,694,166	$28,993

Lifestyle Blend Growth Portfolio
Investments in securities:
Assets
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	Total value at 5-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Lifestyle Blend Growth Portfolio (continued)
Affiliated investment companies	$659,038,423	$659,038,423	—	—
Unaffiliated investment companies	524,974,935	524,974,935	—	—
Common stocks	49,035	—	—	$49,035
U.S. Government and Agency obligations	43,471,220	—	$43,471,220	—
Short-term investments	9,174	9,174	—	—
Total investments in securities	$1,227,542,787	$1,184,022,532	$43,471,220	$49,035

Lifestyle Blend Balanced Portfolio
Investments in securities:
Assets
Affiliated investment companies	$629,980,159	$629,980,159	—	—
Unaffiliated investment companies	537,581,404	537,581,404	—	—
Common stocks	35,440	—	—	$35,440
U.S. Government and Agency obligations	77,018,742	—	$77,018,742	—
Short-term investments	4,915,489	4,915,489	—	—
Total investments in securities	$1,249,531,234	$1,172,477,052	$77,018,742	$35,440

Lifestyle Blend Moderate Portfolio
Investments in securities:
Assets
Affiliated investment companies	$187,418,519	$187,418,519	—	—
Unaffiliated investment companies	177,814,457	177,814,457	—	—
Common stocks	6,791	—	—	$6,791
U.S. Government and Agency obligations	27,048,078	—	$27,048,078	—
Short-term investments	213,949	213,949	—	—
Total investments in securities	$392,501,794	$365,446,925	$27,048,078	$6,791

Lifestyle Blend Conservative Portfolio
Investments in securities:
Assets
Affiliated investment companies	$134,564,708	$134,564,708	—	—
Unaffiliated investment companies	145,228,288	145,228,288	—	—
Common stocks	2,409	—	—	$2,409
U.S. Government and Agency obligations	25,813,989	—	$25,813,989	—
Short-term investments	3,757,610	3,757,610	—	—
Total investments in securities	$309,367,004	$283,550,606	$25,813,989	$2,409
Level 3 includes securities valued at $0. Refer to Portfolios’ investments.
Investment in affiliated underlying funds. Certain portfolios invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the portfolios’ investment may represent a significant portion of each affiliated underlying funds’ net assets.
Information regarding the portfolios’ fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Lifestyle Blend Aggressive Portfolio
Bond	75,283	—	$3,433,457	$(2,405,828)	$(31,425)	$1,294	$29,828	—	$997,498
Emerging Markets Debt	197,873	—	4,403,642	(2,910,114)	(13,902)	14,318	48,168	—	1,493,944
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
High Yield	249,494	—	$2,547,028	$(1,786,334)	$(12,874)	$(1,833)	$19,355	—	$745,987
International Strategic Equity Allocation	14,289,023	$128,710,365	12,025,930	(8,272,967)	(280,601)	11,993,510	4,357,644	—	144,176,237
John Hancock Collateral Trust	59,155	2,786,926	40,725,460	(42,920,254)	103	(882)	11,516	—	591,353
U.S. Sector Rotation	15,709,607	152,847,748	9,443,817	(11,092,167)	288,006	24,146,007	2,039,759	—	175,633,411
					$(50,693)	$36,152,414	$6,506,270	—	$323,638,430
Lifestyle Blend Growth Portfolio
Bond	3,662,636	—	$54,347,023	$(5,157,075)	$(124,611)	$(535,404)	$723,620	—	$48,529,933
Emerging Markets Debt	3,698,098	—	31,866,867	(4,124,543)	23,884	154,434	539,980	—	27,920,642
High Yield	5,132,165	—	17,407,238	(1,912,280)	(22,653)	(127,132)	244,574	—	15,345,173
International Strategic Equity Allocation	24,924,310	$222,573,729	19,158,861	(11,019,451)	(234,287)	21,007,437	7,582,821	—	251,486,289
John Hancock Collateral Trust	918	5,062,904	248,569,563	(253,627,330)	6,973	(2,936)	86,032	—	9,174
U.S. Sector Rotation	28,242,968	267,427,081	21,134,473	(16,603,431)	372,602	43,425,661	3,602,000	—	315,756,386
					$21,908	$63,922,060	$12,779,027	—	$659,047,597
Lifestyle Blend Balanced Portfolio
Bond	8,402,698	—	$117,229,185	$(4,446,892)	$(122,794)	$(1,323,751)	$1,608,868	—	$111,335,748
Emerging Markets Debt	7,383,574	—	62,020,672	(6,631,081)	56,219	300,177	1,071,155	—	55,745,987
High Yield	11,639,266	—	38,247,130	(3,111,185)	(39,004)	(295,536)	545,844	—	34,801,405
International Strategic Equity Allocation	18,597,986	$170,523,786	13,690,224	(12,470,535)	(166,634)	16,076,835	5,806,341	—	187,653,676
John Hancock Collateral Trust	491,711	48,439,726	669,601,762	(713,146,414)	28,367	(7,952)	260,984	—	4,915,489
U.S. Sector Rotation	21,506,560	209,255,236	15,946,062	(18,620,592)	442,360	33,420,277	2,825,923	—	240,443,343
					$198,514	$48,170,050	$12,119,115	—	$634,895,648
Lifestyle Blend Moderate Portfolio
Bond	4,538,029	—	$62,142,779	$(1,234,427)	$(37,316)	$(742,152)	$855,813	—	$60,128,884
Emerging Markets Debt	3,245,025	—	26,758,704	(2,405,818)	18,165	128,885	469,252	—	24,499,936
High Yield	5,341,423	—	17,231,569	(1,108,761)	(14,106)	(137,846)	249,109	—	15,970,856
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
International Strategic Equity Allocation	3,788,670	$34,178,342	$5,728,958	$(4,980,152)	$(118,960)	$3,419,490	$1,177,230	—	$38,227,678
John Hancock Collateral Trust	21,402	25,304,179	269,780,973	(294,886,548)	21,662	(6,317)	134,442	—	213,949
U.S. Sector Rotation	4,346,258	41,042,574	5,522,706	(4,893,257)	136,151	6,782,991	568,478	—	48,591,165
					$5,596	$9,445,051	$3,454,324	—	$187,632,468
Lifestyle Blend Conservative Portfolio
Bond	4,945,571	—	$68,577,092	$(2,189,104)	$(64,231)	$(794,945)	$932,580	—	$65,528,812
Emerging Markets Debt	3,327,686	—	27,743,188	(2,778,783)	21,906	137,715	483,800	—	25,124,026
High Yield	5,506,839	—	17,888,037	(1,263,865)	(17,197)	(141,526)	257,323	—	16,465,449
International Strategic Equity Allocation	1,227,875	$12,029,551	2,097,484	(2,826,878)	(91,052)	1,180,156	406,953	—	12,389,261
John Hancock Collateral Trust	375,885	19,978,782	474,370,961	(490,596,703)	7,122	(2,552)	186,905	—	3,757,610
U.S. Sector Rotation	1,346,794	13,933,322	2,496,520	(3,607,229)	194,042	2,040,505	189,508	—	15,057,160
					$50,590	$2,419,353	$2,457,069	—	$138,322,318
For additional information on the portfolios’ significant accounting policies and risks, please refer to the portfolios’ most recent semiannual or annual shareholder report and prospectus.
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